Plan Assets as Percentage of Total Funds (Detail) - Gratuity	Mar. 31, 2022
Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by insurance company (1) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	79.50%
Funds managed by insurance company (1) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	14.00%
Funds managed by insurance company (1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	5.70%
Funds managed by insurance company (1) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	0.80%
Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by insurance company (2) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	25.90%
Funds managed by insurance company (2) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	23.90%
Funds managed by insurance company (2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	44.70%
Funds managed by insurance company (2) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	5.50%
Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	26.90%
Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	23.40%
Funds managed by trust | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	0.00%
Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	49.70%